Income Taxes (Narrative) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 25, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Additional reduction to the state corporate income tax rate	1.60%
Reduction to the state corporate income tax rate		2.00%		2.00%
Favorable tax adjustment		$ 245,900,000		$ 245,900,000
Decrease in deferred taxes		6,100,000		5,600,000
Tax benefit from temporary differences		$ 50,000		$ 1,200,000
Statutory state income tax rate				7.25%
Percentage of qualifying production activity eligible for deduction				9.00%
Income tax expense (benefit) from qualifying production activity				$ 0	$ 3,700,000	$ 4,300,000
Scenario, Forecast [Member]
Income Taxes [Line Items]
Statutory state income tax rate			6.75%
Indianapolis Power And Light Company [Member]
Income Taxes [Line Items]
Additional reduction to the state corporate income tax rate	1.60%
Reduction to the state corporate income tax rate		2.00%		2.00%
Favorable tax adjustment		$ 245,900,000		$ 245,900,000
Decrease in deferred taxes		6,100,000		5,600,000
Tax benefit from temporary differences		$ 100,000		$ 1,200,000
Statutory state income tax rate				7.25%
Percentage of qualifying production activity eligible for deduction				9.00%
Income tax expense (benefit) from qualifying production activity				$ 0	$ 4,400,000	$ 5,100,000
Indianapolis Power And Light Company [Member] | Scenario, Forecast [Member]
Income Taxes [Line Items]
Statutory state income tax rate			6.75%